Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 7 – Subsequent Events

On October 13, 2021, the holder of a Note Payable dated April 5, 2021 elected to convert a total of $330,000 in principal and $16,500 in accrued interest into 5,250,000 shares of Common Stock leaving a principal balance of $-0-.